UNIT-BASED AND NONCASH COMPENSATION (Details) - SMLP LTIP	1 Months Ended
Mar. 31, 2017 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units remaining available (in shares)	3,600,000
Phantom Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted units (in shares)	366,181
Grant date fair value (in dollars per share) | $ / shares	$ 22.50
Vesting period	3 years
Units vested (in shares)	184,277